Property and Equipment (Components of Property and Equipment) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 407,691	$ 405,328
Less accumulated depreciation and amortization		(391,647)	(373,405)
Net book value	31,558	16,044	31,923
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		299,876	298,836
Computers and Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		65,234	63,911
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		38,934	38,934
Office Equipment and Furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 3,647	$ 3,647